Annual Total Returns (Vanguard California Tax-Exempt Money Market Fund - Investor Shares Retail) (Vanguard California Tax-Exempt Money Market Fund, Vanguard California Tax-Exempt Money Market Fund - Investor Shares)
12 Months Ended
Nov. 30, 2013
Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Annual Total Return
2013	0.01%
2012	0.03%
2011	0.05%
2010	0.11%
2009	0.31%
2008	2.00%
2007	3.53%
2006	3.29%
2005	2.29%
2004	1.11%